Trade payables (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Average payment term	31 days
Suppliers average term	37 days	31 days
Other goods and services term	26 days	25 days
Due to related party	$ 133	$ 134
Weighted average term	55 days	58 days
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Payment term	7 days	7 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Payment term	93 days	92 days